Major Categories of Assets and Liabilities Measured on Nonrecurring Basis (Detail) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage servicing rights	$ 132,907,000	$ 99,209,000	$ 42,202,394	$ 17,679,198	$ 7,129,966
Level 3 | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage servicing rights			42,202,394	17,679,198
Total			42,202,394	17,679,198
Total | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage servicing rights			42,202,394	17,679,198
Total			$ 42,202,394	$ 17,679,198